Document And Entity Information	6 Months Ended
Jun. 30, 2021
Document Information Line Items
Entity Registrant Name	Metromile, Inc.
Document Type	POS AM
Amendment Flag	true
Amendment Description	On February 9, 2021 (the “Closing Date”), INSU Acquisition Corp. II, (“INSU” and after the Business Combination described herein, the “Company”) consummated the previously announced business combination pursuant to that certain Agreement and Plan of Merger and Reorganization, dated November 24, 2020, as amended on January 12, 2021 and February 8, 2021 (the “Merger Agreement”), by and among INSU, INSU II Merger Sub Corp., a Delaware corporation and direct wholly owned subsidiary of INSU (“Merger Sub”) and Metromile Operating Company (formerly known as MetroMile, Inc.), a Delaware corporation (“Legacy Metromile”). Pursuant to the terms of the Merger Agreement, a business combination between INSU and Legacy Metromile was effected through the merger of Merger Sub with and into Legacy Metromile, with Legacy Metromile continuing as the surviving entity and a wholly owned direct subsidiary of the Company. We refer to this as the “Merger” and, collectively with the other transactions described in the Merger Agreement, the “Business Combination.” On the Closing Date, and in connection with the closing of the Merger (the “Closing”), INSU changed its name to Metromile, Inc.This Post-Effective Amendment No. 2 to the Registration Statement on Form S-1 (File No. 333-253055) (the “Registration Statement”) of the Company, as originally declared effective by the Securities and Exchange Commission (the “SEC”) on April 2, 2021, is being filed pursuant to the undertakings in Item 17 of the Registration Statement to (i) include the information contained in the Company’s Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2021 and (ii) update certain other information in the Registration Statement. The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 2. All applicable registration fees were paid at the time of the initial filing of the Registration Statement.
Entity Central Index Key	0001819035
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE